Cover	Oct. 29, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-38916
Entity Registrant Name	Bicycle Therapeutics plc
Entity Central Index Key	0001761612
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Blocks A & B, Portway Building
Entity Address, Address Line Two	Granta Park Great Abington
Entity Address, City or Town	Cambridge
Entity Address, Country	GB
Entity Address, Postal Zip Code	CB21 6GS
City Area Code	+44
Local Phone Number	1223 261503
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £0.01 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value £0.01 per share
Trading Symbol	BCYC
Security Exchange Name	NASDAQ